Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total sales		$ 37,840	$ 36,242
External sales		37,840	36,242
Adjusted EBIT		1,662	2,064
Depreciation and amortization		1,419	1,512
Equity income		(89)	(148)
Net assets		27,789	29,086
Goodwill		2,031	2,122	$ 2,095
Fixed assets, net		8,173	8,293
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill		448	471	478
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill		1,198	1,269	1,320
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill		260	270	176
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill		105	112	$ 121
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales		37,840	36,242
Net assets		16,083	16,230
Investments		1,429	1,593
Goodwill		2,031	2,122
Fixed assets, net		8,173	8,293
Fixed asset additions		1,681	1,372
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales		16,004	14,477
External sales		15,763	14,196
Adjusted EBIT		843	820
Depreciation and amortization		706	743
Equity income		10	13
Net assets		7,168	7,349
Investments		6	15
Goodwill		448	471
Fixed assets, net		4,557	4,599
Fixed asset additions		928	711
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales		11,861	11,342
External sales		11,636	11,129
Adjusted EBIT		471	738
Depreciation and amortization		504	554
Equity income		(77)	(134)
Net assets		6,104	6,066
Investments		728	735
Goodwill		1,198	1,269
Fixed assets, net		2,569	2,620
Fixed asset additions		544	522
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales		5,269	4,891
External sales		5,252	4,851
Adjusted EBIT		99	152
Depreciation and amortization		84	92
Equity income		(15)	(9)
Net assets		1,377	1,379
Investments		143	147
Goodwill		260	270
Fixed assets, net		486	485
Fixed asset additions		101	73
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales		5,221	6,106
External sales		5,180	6,057
Adjusted EBIT		235	287
Depreciation and amortization		107	103
Equity income		(10)	(10)
Net assets		632	623
Investments		95	93
Goodwill		105	112
Fixed assets, net		471	501
Fixed asset additions		94	54
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	[1]	(515)	(574)
External sales	[1]	9	9
Adjusted EBIT	[1]	14	67
Depreciation and amortization	[1]	18	20
Equity income	[1]	3	(8)
Net assets		802	813
Investments		457	603
Goodwill		20
Fixed assets, net		90	88
Fixed asset additions		$ 14	$ 12

[1]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.